Investments in Associates - Summary of Recognized Profit on Disposal of Shares in Associates (Details) - USD ($)		12 Months Ended
	Mar. 28, 2023	Sep. 30, 2023
Disclosure of associates [line items]
Gain on disposal of shares in associate		$ 1,423
Zapp Scooters Thailand Company Limited
Disclosure of associates [line items]
Proceeds on disposal	$ 1,423
Gain on disposal of shares in associate	$ 1,423